Expense Example {- Fidelity Asset Manager 20%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-14 - Fidelity Asset Manager 20%	Nov. 28, 2020 USD ($)
Fidelity Advisor Asset Manager 20%: Class A
Expense Example:
1 year	$ 655
3 years	825
5 years	1,009
10 years	1,541
Fidelity Advisor Asset Manager 20%: Class M
Expense Example:
1 year	456
3 years	681
5 years	925
10 years	1,621
Fidelity Advisor Asset Manager 20%: Class C
Expense Example:
1 year	262
3 years	502
5 years	866
10 years	1,889
Fidelity Advisor Asset Manager 20%: Class I
Expense Example:
1 year	59
3 years	186
5 years	324
10 years	726
Fidelity Advisor Asset Manager 20%: Class Z
Expense Example:
1 year	50
3 years	157
5 years	274
10 years	$ 616